Related Party Transactions	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 22 – Related Party Transactions

(a)  The Cash Store Australia Holdings Inc.

The Company provided administrative services to AUC. The Company had a services agreement with AUC to provide ongoing services such as financial and accounting support, administrative services, and the use of the Company’s information technology and telecommunication systems. The agreement expired on June 30, 2012.

Included in selling, general, and administrative expenses is a recovery of $284 (2011 - $363, 2010 - $362) relating to these services. These transactions were subject to normal trade terms and were measured at the actual exchange amount. As at September 30, 2012, the Company has a $3 (2011 - $16) receivable from AUC. Amounts due are non-interest bearing, unsecured and have no specified terms of repayment. The receivable was repaid subsequent to year-end.

(b)  RTF Financial Holdings Inc.

The Company had a services agreement with RTF to provide ongoing services such as financial and accounting support and contracts administrative services. The agreement expired on June 30, 2012.

Included in selling, general, and administrative expenses is a recovery of $140 (2011 - $240, 2010 - $120) relating to these services. These transactions were subject to normal trade terms and were measured at the actual exchange amount.

As at September 30, 2012, the Company has a $nil (2011 - $45) receivable from RTF. Amounts due are non-interest bearing, unsecured and have no specified terms of repayment.

(c) Third-party Lenders

(i)

A privately held entity that raises capital and provides loans to the Company’s customers (third-party lender) is controlled by the father of Cameron Schiffner, the Senior Vice President of Operations of the Company. In addition, Cameron Schiffner’s brother is a member of management of AUC and is a member of management of the third-party lender. The Company’s relationship with the privately held entity predates Cameron Schiffner’s employment with the Company. Included in retention payments are $4,185 (2011 - $11,674, 2010 - $13,531) of amounts paid or payable directly to this third-party lender. During the year, the Company transferred consumer loans receivable, net of the provision for loan losses, of $3,914 to this third-party lender for consideration of $3,914. As part of the acquisition of the consumer loans portfolio on January 31, 2012 as described in Note 3, $45,520 of the total purchase consideration was paid to this third-party lender and the acquisition agreement was signed on behalf of the third-party lender by Cameron Schiffner’s brother. As at September 30, 2012, included in accrued liabilities is $659 (September 30, 2011 - $2,281) due to the third-party lender.

(ii)

An immediate family member of Michael Shaw, a director of the Company, advanced funds to a privately held entity that raised capital and provided loans to the Company’s customers (third-party lender) prior to the acquisition of the consumer loans portfolio on January 31, 2012. Bruce Hull, who is a director of AUC, also advanced funds to this third-party lender. Included in retention payments are $1,377 (2011 - $4,801, 2010 - $6,186) paid or payable directly to this third-party lender. As part of the acquisition of the consumer loans portfolio on January 31, 2012 as described in Note 3, $23,944 of the total purchase consideration was paid to this third-party lender of which $12,885 was settled by the issuance of the Notes. As at September 30, 2012, included in accrued liabilities is $nil (September 30, 2011 - $1,257) due to this third-party lender.

(iii)

A privately held entity that began acting as third-party lender after January 31, 2012 is controlled by Bruce Hull. Included in retention payments are $36 (2011 - $nil, 2010 - $nil) paid or payable directly to this third third-party lender. As at September 30, 2012, included in accrued liabilities is $166 (September 30, 2011 - $nil) due to this third-party lender.

All transactions with third-party lenders have been measured at the exchange amount, which is the amount of consideration agreed to by the Company and the third-party lenders.